Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
The Company’s restricted shares contain non-forfeitable rights to dividends and are considered participating securities for purposes of computing earnings per share pursuant to the two-class method. The computation below of earnings per share excludes income attributable to the unvested restricted shares from the numerator and excludes the dilutive impact of those underlying shares from the denominator.
The computation below of earnings per share includes the income attributable to the vested and deferred restricted shares and restricted stock units in the numerator and includes the dilutive impact of those underlying shares in the denominator.
Stock options are included in the calculation of diluted earnings per share utilizing the treasury stock method and performance share awards are included in the calculation of diluted earnings per share considering those are contingently issuable. Neither is considered to be a participating security as they do not contain non-forfeitable dividend rights.
Income from continuing operations and share data used in the basic and diluted earnings per share computations using the two-class method follows:

(in millions, except per share amounts)	2020	2019	2018
Income from continuing operations	$325.7	$457.8	$358.3
Less: dividends declared	(112.7)	(102.9)	(93.5)
Undistributed earnings	213.0	354.9	264.8
Percent allocated to common shareholders(1)	99.7%	99.7%	99.7%
	212.4	353.8	264.0
Add: dividends declared on common shares, restricted share units and vested and deferred restricted and performance shares	112.2	102.7	93.1
Income from continuing operations attributable to common shareholders	$324.6	$456.5	$357.1

Shares:
Basic weighted-average shares outstanding	54.5	56.9	60.4
Effect of dilutive securities:
Performance awards	0.3	0.2	0.1
Stock options	0.2	0.4	0.3
Diluted weighted-average shares outstanding	55.0	57.5	60.8

Per share income from continuing operations attributable to common shares:
Basic	$5.95	$8.02	$5.91
Diluted	$5.90	$7.93	$5.87

(1) Basic weighted-average shares outstanding	54.5	56.9	60.4
Basic weighted-average shares outstanding and unvested restricted shares expected to vest	54.7	57.1	60.6
Percent allocated to common shareholders	99.7%	99.7%	99.7%
To calculate earnings per share for income from discontinued operations and for net income, the denominator for both basic and diluted earnings per share is the same as used in the above table.

(in millions)	2020	2019	2018
(Loss) income from discontinued operations attributable to common shareholders for basic and dilutive earnings per share	$(5.6)	$15.0	$252.1
Net income attributable to common shareholders for basic and diluted earnings per share	319.0	471.5	609.2
Anti-dilutive stock options excluded from EPS calculation(1)	0.3	—	0.8
(1)Represents stock options excluded from the calculation of diluted earnings per share as such options’ assumed proceeds upon exercise would result in the repurchase of more shares than the underlying award.